Putnam Investments
                                        One Post Office Square
                                        Boston, MA 02109
                                        December 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Vista Fund (Reg. No.2-27664) (811-01561) (the "Fund")
    Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 54 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 26, 2004.

Comments or questions concerning this certificate may be directed to James F. Clark, Assistant Vice President, Associate Counsel at
1-800-225-2465, extension 18939.

                                        Very truly yours,
                                        Putnam Vista Fund

                                        /s/ Charles E. Porter
                                    By: _______________________________________
                                        Charles E. Porter
                                        Executive Vice President, Associate
                                        Treasurer and Principal Executive
                                        Officer

cc: Ropes & Gray LLP